Schedule of Investments
March 31, 2025
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Alternative Funds–2.50%
Invesco Global Real Estate Income Fund, Class R6	2.50%	$19,520,894	$184,570	$—	$(98,966)	$—	$184,570	2,497,643	$19,606,498
Invesco Macro Allocation Strategy Fund, Class R6	—	20,117,218	180,480	(20,469,869)	3,118,574	(2,946,403)	180,480	—	—
Total Alternative Funds		39,638,112	365,050	(20,469,869)	3,019,608	(2,946,403)	365,050		19,606,498
Domestic Equity Funds–60.33%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.75%	55,577,539	4,410,996	—	(7,009,681)	—	—	1,754,267	52,978,854
Invesco Main Street Small Cap Fund, Class R6	6.48%	53,996,368	—	—	(3,190,475)	—	—	2,417,026	50,805,893
Invesco NASDAQ 100 ETF	13.24%	97,689,417	17,688,089	(3,188,900)	(8,882,759)	559,952	148,685	538,109	103,865,799
Invesco Russell 1000® Dynamic Multifactor ETF	13.76%	135,019,631	—	(26,021,697)	(3,366,752)	2,318,476	236,189	2,024,942	107,949,658
Invesco S&P 500 Revenue ETF	12.36%	—	102,011,454	(2,337,024)	(2,701,035)	(4,641)	330,471	976,130	96,968,754
Invesco S&P 500® Pure Value ETF	—	83,766,029	—	(86,391,565)	(5,701,401)	8,326,937	—	—	—
Invesco S&P 500® Top 50 ETF	2.35%	—	20,556,854	—	(2,155,251)	—	36,583	399,861	18,401,603
Invesco Value Opportunities Fund, Class R6	5.39%	44,448,060	—	—	(2,212,255)	—	—	2,029,592	42,235,805
Total Domestic Equity Funds		470,497,044	144,667,393	(117,939,186)	(35,219,609)	11,200,724	751,928		473,206,366
Fixed Income Funds–11.99%
Invesco Core Bond Fund, Class R6	5.20%	42,729,012	488,738	(3,012,697)	548,032	(7,702)	488,364	7,170,936	40,745,383
Invesco Core Plus Bond Fund, Class R6	2.53%	20,459,261	251,857	(1,057,374)	316,716	(93,095)	251,857	2,149,266	19,877,365
Invesco Emerging Markets Sovereign Debt ETF	0.32%	2,454,468	—	—	43,344	—	40,660	123,838	2,497,812
Invesco Equal Weight 0-30 Year Treasury ETF	1.39%	10,566,811	—	—	308,834	—	98,303	390,929	10,875,645
Invesco Floating Rate ESG Fund, Class R6	0.68%	5,344,173	120,418	—	(105,381)	—	120,418	812,026	5,359,210
Invesco High Yield Fund, Class R6	0.70%	5,428,639	93,924	—	(46,969)	—	93,924	1,551,028	5,475,594
Invesco Variable Rate Investment Grade ETF	1.17%	9,218,485	—	—	(12,846)	—	116,297	367,051	9,205,639
Total Fixed Income Funds		96,200,849	954,937	(4,070,071)	1,051,730	(100,797)	1,209,823		94,036,648
International and Global Equity Funds–24.65%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.85%	14,255,168	—	—	236,637	—	—	438,216	14,491,805
Invesco Developing Markets Fund, Class R6	1.52%	11,632,339	—	—	290,503	—	—	305,792	11,922,842
Invesco Global Fund, Class R6	8.12%	71,230,691	—	(3,822,952)	(3,605,899)	(77,401)	—	699,193	63,724,439
Invesco Global Infrastructure Fund, Class R6	—	8,240,462	898,352	(8,423,424)	(1,063,007)	1,223,833	22,136	—	—
Invesco International Developed Dynamic Multifactor ETF	3.30%	26,110,206	—	(1,463,076)	1,305,880	(30,559)	166,837	1,053,330	25,922,451
Invesco International Small-Mid Company Fund, Class R6	4.55%	36,762,679	—	(2,124,626)	1,335,019	(289,143)	—	956,417	35,683,929
Invesco Oppenheimer International Growth Fund, Class R6	1.45%	11,252,103	—	—	82,106	—	—	356,983	11,334,209
Invesco RAFI Developed Markets ex-U.S. ETF	3.86%	30,437,111	—	(2,785,796)	2,469,312	149,980	269,764	582,239	30,270,607
Total International and Global Equity Funds		209,920,759	898,352	(18,619,874)	1,050,551	976,710	458,737		193,350,282
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(b)	0.19%	1,449,842	15,726,948	(15,697,296)	—	—	18,277	1,479,495	1,479,494
Invesco Treasury Portfolio, Institutional Class, 4.25%(b)	0.36%	2,779,139	29,207,188	(29,152,120)	—	—	34,573	2,834,207	2,834,207
Total Money Market Funds		4,228,981	44,934,136	(44,849,416)	—	—	52,850		4,313,701
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $674,857,716)	100.02%	820,485,745	191,819,868	(205,948,416)	(30,097,720)	9,130,234	2,838,388		784,513,495
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.34%(b)(c)	—	$341,531	$22,339,271	$(22,680,802)	$—	$—	$9,709 (d)	—	$—
Invesco Private Prime Fund, 4.46%(b)(c)	—	889,956	57,320,304	(58,210,260)	—	—	26,103 (d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	1,231,487	79,659,575	(80,891,062)	—	—	35,812		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $674,857,716)	100.02%	$821,717,232	$271,479,443	$(286,839,478)	$(30,097,720)	$9,130,234 (e)	$2,874,200		$784,513,495
OTHER ASSETS LESS LIABILITIES	(0.02)%								(150,178)
NET ASSETS	100.00%								$784,363,317
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$876,216
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Risk: High Growth Investor Fund